Related parties (Details Textual) - INR (₨) ₨ in Thousands	Feb. 01, 2012	Jun. 01, 2010
Ms Raju Vegesna Infotech and Industries Private Limited [Member]
Disclosure of related parties [Line Items]
Description of material leasing arrangements by lessee classified as finance lease	During the year 2011 -12, the Company had entered into a lease agreement with M/s Raju Vegesna Infotech and Industries Private Limited, the holding Company, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 75 (Rupees Seventy Five Thousand Only) per month. Subsequently, the Company entered into an amendment agreement with effect from April 1, 2013, providing for automatic renewal for a further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years.
Agreed monthly lease rent	₨ 75
Ms Raju Vegesna Developers Private Limited [Member]
Disclosure of related parties [Line Items]
Description of material leasing arrangements by lessee classified as finance lease	lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 30 (Rupees Thirty Thousand Only) per month. The agreement provides for the automatic renewal for further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years.
Agreed monthly lease rent	₨ 30
Ms Radhika Vegesna [Member]
Disclosure of related parties [Line Items]
Description of material leasing arrangements by lessee classified as finance lease		During the year 2010-11, the Company had entered into a lease agreement with Ms Radhika Vegesna, daughter of Mr Ananda Raju Vegesna, Executive Director of the company, to lease the premises owned by her for a period of three years effective June 1, 2010 on a rent of ₹294 (Rupees Two Ninety Four Thousand Only) per month and payment of refundable security deposit of ₹2,558. This arrangement will automatically be renewed for a further period of two blocks of three years with all the terms remaining unchanged.
Agreed monthly lease rent		₨ 294
Refundable security deposit payment		₨ 2,558